Earnings per share - Schedule of the income and share data used in the basic and diluted earnings per share calculations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Income	$ 135,151	$ 118,194	$ 89,234
Less: net income attributable to the Earnout Shares	(1,359)	(7,469)	(4,906)
Less: dividends attributable to the common shares under share-based compensation plan	(581)	(30)	(147)
Net income available to common shareholders	$ 133,211	$ 110,695	$ 84,181
Weighted average number of shares – basic (in shares)	44,234,964	42,943,535	45,546,262
Common shares under share-based compensation plan (in shares)	504,376	525,341	120,872
Weighted average number of shares – diluted (in shares)	44,739,340	43,468,876	45,667,134
Basic earnings per share attributable to equity holders (in USD per share)	$ 3.01	$ 2.58	$ 1.85
Diluted earnings per share attributable to equity holders (in Dollars per share)	$ 2.98	$ 2.55	$ 1.84